INTEREST IN JOINT VENTURES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Turnover	¥ 2,966,193	¥ 2,891,179	¥ 2,360,193
Depreciation, depletion and amortization	(108,812)	(109,967)	(115,310)
Interest income	7,206	7,726	5,254
Interest expense	(17,003)	(7,321)	(7,146)
Profit/(loss) before taxation	89,927	99,110	86,697
Tax expense	(17,894)	(20,213)	(16,279)
Profit/(loss) for the year	72,033	78,897	70,418
Other comprehensive (loss)/income	5,580	(6,624)	(4,376)
Total comprehensive income for the year	77,613	72,273	66,042
Fujian Refining & Petrochemical Company Limited ("FREP") [member]
Disclosure of joint ventures [line items]
Turnover	57,047	52,469	49,356
Depreciation, depletion and amortization	(2,541)	(2,250)	(16)
Interest income	124	157	208
Interest expense	(597)	(647)	(857)
Profit/(loss) before taxation	964	3,920	6,977
Tax expense	(197)	(935)	(1,699)
Profit/(loss) for the year	767	2,985	5,278
Total comprehensive income for the year	767	2,985	5,278
Dividends declared by joint ventures	1,400	1,200	1,250
Share of net profit/(loss) from joint ventures	384	1,493	2,639
Carrying Amounts	7,501	8,518
BASF-YPC Company Limited ("BASF-YPC") [member]
Disclosure of joint ventures [line items]
Turnover	19,590	21,574	21,020
Depreciation, depletion and amortization	(1,474)	(1,521)	(1,793)
Interest income	32	41	36
Interest expense	(26)	(43)	(71)
Profit/(loss) before taxation	2,314	3,625	4,565
Tax expense	(579)	(897)	(1,151)
Profit/(loss) for the year	1,735	2,728	3,414
Total comprehensive income for the year	1,735	2,728	3,414
Dividends declared by joint ventures	1,224	1,226	1,109
Share of net profit/(loss) from joint ventures	694	1,091	1,366
Carrying Amounts	5,804	6,272
Taihu Limited ("Taihu") [member]
Disclosure of joint ventures [line items]
Turnover	15,222	14,944	12,520
Depreciation, depletion and amortization	(629)	(664)	(715)
Interest income	94	141	142
Interest expense	(265)	(151)	(142)
Profit/(loss) before taxation	3,320	3,493	1,697
Tax expense	(708)	(729)	(553)
Profit/(loss) for the year	2,612	2,764	1,144
Other comprehensive (loss)/income	(1,105)	921	25
Total comprehensive income for the year	1,507	3,685	1,169
Share of net profit/(loss) from joint ventures	1,235	1,307	541
Share of other comprehensive (loss)/income from joint ventures	(522)	435	12
Carrying Amounts	6,286	5,573
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF") [member]
Disclosure of joint ventures [line items]
Turnover	75,940	77,561	61,587
Depreciation, depletion and amortization	(3,048)	(2,823)	(2,763)
Interest income	58	101	45
Interest expense	(1,470)	(1,382)	(1,382)
Profit/(loss) before taxation	(1,292)	(1,569)	548
Tax expense	(8)	(249)	57
Profit/(loss) for the year	(1,300)	(1,818)	605
Other comprehensive (loss)/income	(261)	1,059	(554)
Total comprehensive income for the year	(1,561)	(759)	51
Share of net profit/(loss) from joint ventures	(488)	(682)	227
Share of other comprehensive (loss)/income from joint ventures	(98)	397	(208)
Carrying Amounts	4,213	4,780
Sinopec SABIC Tianjin
Disclosure of joint ventures [line items]
Turnover	20,541	23,501	22,286
Depreciation, depletion and amortization	(1,094)	(1,104)	(36)
Interest income	171	169	104
Interest expense	(134)	(167)	(223)
Profit/(loss) before taxation	2,178	3,916	5,113
Tax expense	(533)	(993)	(1,279)
Profit/(loss) for the year	1,645	2,923	3,834
Total comprehensive income for the year	1,645	2,923	3,834
Dividends declared by joint ventures	1,750		1,375
Share of net profit/(loss) from joint ventures	823	1,462	1,917
Carrying Amounts	7,133	8,059
Aggregated individually immaterial joint ventures
Disclosure of joint ventures [line items]
Share of net profit/(loss) from joint ventures	1,737	2,052	3,925
Share of other comprehensive (loss)/income from joint ventures	(168)	(839)	¥ 994
Carrying Amounts	¥ 25,530	¥ 22,982